Vessel Charters - Additional Information (Details) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended	28 Months Ended
	Jul. 31, 2017 USD ($) vessel	Jun. 30, 2018 USD ($) vessel lease	Dec. 31, 2018 USD ($) vessel	May 31, 2018	Dec. 31, 2017 USD ($)
Teekay LNG | Asset under Construction | Forecast
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels with secured financing | vessel			1
Teekay LNG | LNG Carriers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Capital Lease Obligations | $		$ 58.0
Teekay LNG | 4 Multi-gas Carriers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets | vessel		1
Teekay LNG | LNG Carriers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of capital leased assets | lease		7
Lease term				10 years
Teekay LNG | LNG Carriers | Liquefied Natural Gas | Forecast
Capital Leases and Operating and Direct Finance Leases [Line Items]
Financing | $			$ 127.0
Teekay Tangguh Joint Venture
Capital Leases and Operating and Direct Finance Leases [Line Items]
Guarantee obligation | $		$ 6.8			$ 7.1
Teekay Tankers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Financing | $	$ 153.0
Term of contract	12 years
Teekay Tankers | 4 Multi-gas Carriers
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels | vessel	4
Teekay Tangguh Joint Venture | Teekay LNG
Capital Leases and Operating and Direct Finance Leases [Line Items]
Ownership percentage		69.00%
Teekay Tangguh Joint Venture
Capital Leases and Operating and Direct Finance Leases [Line Items]
Number of vessels | vessel		2